Document And Entity Information	9 Months Ended
Sep. 30, 2012
Document And Entity Information [Abstract]
Document Type	S-4/A
Amendment Flag	false
Document Period End Date	Sep. 30, 2012
Entity Registrant Name	OLD LINE BANCSHARES INC
Entity Central Index Key	0001253317
Current Fiscal Year End Date	--12-31
Entity Filer Category	Smaller Reporting Company
Trading Symbol	olbk